Divestment of a subsidiary (Tables)	12 Months Ended
Dec. 31, 2022
Divestment Of Subsidiary
Schedule Of Loss
Loss on sale of the interest in Moxian (Hong Kong) Limited	$617,641
Write-off the cost of investment in Moxian CN China Limited	1,001,001

$1,617,642